Segment Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Abstract]
Segments Summarized Financial Information
	Drybulk Vessel Operations for the Year Ended December 31, 2012	Logistics Business for the Year Ended December 31, 2012	Total for the Year Ended December 31, 2012
Revenue	$369,461	$247,033	$619,494
Loss on derivatives	(196)	—	(196)
Interest income	2,329	388	2,717
Interest expense and finance cost, net	(86,139)	(20,057)	(106,196)
Depreciation and amortization	(81,267)	(26,939)	(108,206)
Equity in net earnings of affiliated companies	48,228	—	48,228
Net income attributable to Navios Holdings common stockholders	175,388	97	175,485
Total assets	2,490,,929	450,533	2,941,462
Goodwill	56,240	104,096	160,336
Capital expenditures	(40,024)	(17,666)	(57,690)
Investment in affiliates	197,291	—	197,291
Cash and cash equivalents	212,330	45,538	257,868
Restricted cash	24,704	—	24,704
Long term debt (including current and noncurrent portion)	$1,157,614	$200,598	$1,358,212

	Drybulk Vessel Operations for the Year Ended December 31, 2011	Logistics Business for the Year Ended December 31, 2011	Tanker Vessel Operations for the Year Ended December 31, 2011	Total for the Year Ended December 31, 2011
Revenue	$429,538	$234,687	$25,130	$689,355
Loss on derivatives	(165)	—	—	(165)
Interest income	2,899	843	378	4,120
Interest expense and finance cost, net	(81,379)	(17,074)	(8,728)	(107,181)
Depreciation and amortization	(76,734)	(22,616)	(8,045)	(107,395)
Equity in net earnings of affiliated companies	35,246	—	—	35,246
Net income/(loss) attributable to Navios Holdings common stockholders	77,717	(125)	(36,781)	40,811
Total assets	2,478,400	435,424	—	2,913,824
Goodwill	56,240	104,096	—	160,336
Capital expenditures	(115,830)	(70,598)	(7,528)	(193,956)
Investment in affiliates	117,088	—	—	117,088
Cash and cash equivalents	130,567	40,529	—	171,096
Restricted cash	6,399	—	—	6,399
Long term debt (including current and noncurrent portion)	$1,252,889	$200,668	$—	$1,453,557

	Drybulk Vessel Operations for the Year Ended December 31, 2010	Logistics Business for the Year Ended December 31, 2010	Tanker Vessel Operations for the Year Ended December 31, 2010	Total for the Year Ended December 31, 2010
Revenue	$458,377	$187,973	$33,568	$679,918
Gain on derivatives	4,064	—	—	4,064
Interest income	2,568	297	777	3,642
Interest income from investments in finance leases	877	—	—	877
Interest expense and finance cost, net	(85,720)	(4,526)	(15,776)	(106,022)
Depreciation and amortization	(69,458)	(22,215)	(10,120)	(101,793)
Equity in net earnings of affiliated companies	40,585	—	—	40,585
Net income/(loss) attributable to Navios Holdings common stockholders	151,241	5,600	(11,084)	145,757
Total assets	2,141,770	548,382	986,615	3,676,767
Goodwill	56,239	104,096	14,722	175,057
Capital expenditures	(387,310)	(15,885)	(179,582)	(582,777)
Investment in affiliates	18,695	—	—	18,695
Cash and cash equivalents	106,846	39,204	61,360	207,410
Restricted cash (including current and noncurrent portion)	19,214	564	33,799	53,577
Long term debt (including current and noncurrent portion)	$1,239,070	$127,422	$709,418	$2,075,910

Revenue by Geographic Region

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
North America	$14,622	$20,157	$22,856
Europe	127,521	144,846	119,286
Asia	225,366	283,275	335,039
South America	247,033	234,688	193,830
Other	1,952	6,389	8,907
Total	$616,494	$689,355	$679,918